Bank Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Bank Borrowings [Line Items]
Debt repayable	$ 9,547	$ 10,088
Interest rate	5.31%	4.32%
Bank borrowings	$ 227,108	$ 224,431
Carrying amount	268,044	273,448
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Debt repayable	167,271	164,136
Secured Debt [Member]
Bank Borrowings [Line Items]
Secured bank balance	33,000	33,000
Borrowings [Member]
Bank Borrowings [Line Items]
Borrowings amount	83,305	83,374
United States of America, Dollars | Secured Debt [Member]
Bank Borrowings [Line Items]
Bank borrowings	$ 33,000	$ 33,000